Summary of Significant Accounting Policies (Details) - Schedule of Net Revenues	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Net Revenues [Line Items]
Net revenues	¥ 24,739,480	$ 3,471,331	¥ 52,268,716
Product sales revenue [Member]
Schedule of Net Revenues [Line Items]
Net revenues	20,352,715		46,868,172
Service revenue [Member]
Schedule of Net Revenues [Line Items]
Net revenues	¥ 4,386,765		¥ 5,400,544